FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)

Real Estate Funds—36.7%
Blackstone Property Partners, LP		Real Estate	2,872	$4,000	$4,174
Brookfield Premier Real Estate Partners		Real Estate	1,632	2,104	2,220
CBRE U.S. Core Partners, LP		Real Estate	1,501,493	2,116	2,196
Clarion Lion Properties Fund		Real Estate	2,725	4,080	4,246
JPMorgan U.S. Real Estate Core Mezzanine Debt Fund		Real Estate	8,904	893	902
RREEF Core Plus Industrial Fund		Real Estate	11,814	1,510	1,592
Total Real Estate Funds				14,703	15,330

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—30.6%
Accuride Corp., L+525, 1.0% Floor, 11/17/2023	(d)	Auto Parts & Equipment	$325	$308	$250
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d)	Advertising	382	364	372
Advisor Group, Inc., L+500, 8/1/2026	(d) (e)	Diversified Financial Services	105	104	105
Affordable Care Holding Corp., L+475, 1.0% Floor, 10/24/2022	(d)	Healthcare-Services	411	399	401
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/2025	(d) (e)	Healthcare-Services	147	149	149
AI Ladder (Luxembourg) Subco S.a r.l, L+450, 7/9/2025	(d)	Securities & Trusts	7	7	7
Aleris International, Inc., L+475, 2/27/2023	(d)	Mining	5	5	5
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/2025	(d) (e)	Iron/Steel	64	65	56
Almonde, Inc., L+350, 1.0% Floor, 6/13/2024	(d)	Software	20	20	20
American Tire Distributors Holdings, Inc., L+750, 1.0% Floor, 9/2/2024	(d)	Distribution/Wholesale	14	13	12
Amneal Pharmaceuticals, LLC, L+350, 5/4/2025	(d)	Pharmaceuticals	64	59	58
APX Group, Inc., L+500, 4/1/2024	(d)	Commercial Services	421	417	423
Avantor, Inc., L+225, 11/21/2024	(d)	Healthcare Products	184	185	185
BCP Raptor II, LLC, L+475, 11/3/2025	(d)	Pipelines	205	204	187
BCP Raptor, LLC, L+425, 1.0% Floor, 6/24/2024	(d)	Pipelines	347	336	320
Belk, Inc., L+675, 1.0% Floor, 7/31/2025	(d)	Retail	596	533	447
BellRing Brands, LLC, L+500, 1.0% Floor, 10/21/2024	(d)	Food	45	43	46
Brand Energy & Infrastructure Services, Inc., L+425, 1.0% Floor, 6/21/2024	(d)	Engineering & Construction	250	243	250
California Resources Corp., L+475, 1.0% Floor, 12/31/2022	(d) (e)	Oil & Gas	279	273	255
Cengage Learning, Inc., L+425, 1.0% Floor, 6/7/2023	(d) (e)	Media Entertainment	18	17	17
Champ Acquisition Corp., L+550, 12/19/2025	(d)	Apparel	298	296	299
CommerceHub, Inc., L+350, 5/21/2025	(d)	Software	10	10	10
Compassus Intermediate Inc, L+500, 1.0% Floor, 12/31/2026	(d)	Healthcare-Services	86	85	87
Cortes NP Acquisition Corp., L+400, 1.0% Floor, 11/30/2023	(d)	Machinery-Construction & Mining	289	281	289
CSM Bakery Solutions LLC, L+400, 1.0% Floor, 7/3/2020	(d)	Food	159	154	155
CWGS Group, LLC, L+275, 0.8% Floor, 11/8/2023	(d)	Retail	428	397	409
Dex Media, Inc., L+900, 1.0% Floor, 12/29/2023	(d) (e)	Software	233	230	236
Diamond Resorts Corp., L+375, 1.0% Floor, 9/2/2023	(d)	Lodging	208	204	204
DynCorp International, Inc., L+600, 1.0% Floor, 8/18/2025	(d) (e)	Computers	69	67	69
EIF Van Hook Holdings, LLC, L+525, 9/5/2024	(d)	Pipelines	383	378	374

See notes to unaudited consolidated schedule of investments.

1

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Electronics for Imaging, Inc., L+500, 7/23/2026	(d)	Computers	$67	$63	$63
Employbridge LLC, L+450, 1.0% Floor, 4/18/2025	(d)	Commercial Services	186	187	183
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/2024	(d) (e)	Pharmaceuticals	138	129	134
Flexential Intermediate Corp., L+350, 8/1/2024	(d)	Computers	378	358	305
Hummel Station, LLC, L+375, 4/27/2022	(d) (f)	Utilities	6	5	5
Hummel Station, LLC, L+375, 4/27/2022	(d)	Utilities	5	4	4
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/2022	(d)	Utilities	12	11	11
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/2022	(d)	Utilities	5	5	5
Hummel Station, LLC, L+375, 4/27/2022	(d)	Utilities	59	51	54
J.C. Penney Corp., Inc., L+425, 1.0% Floor, 6/23/2023	(d)	Retail	214	197	191
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d)	Retail	218	216	160
Liberty Latin America Ltd., L+500, 10/15/2026	(d)	Media Entertainment	17	17	17
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/2024	(d) (g)	Real Estate	2	2	2
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/2024	(d)	Real Estate	34	31	32
Lucid Energy Group II Borrower, LLC, L+300, 2/17/2025	(d)	Pipelines	50	44	47
Matador Bidco S.a.r.l., L+475, 10/15/2026	(d)	Securities & Trusts	54	53	54
MI Windows and Doors, LLC, L+550, 11/6/2026	(d)	Building Materials	247	236	250
Nomad Buyer, Inc., L+500, 8/1/2025	(d)	Software	407	397	406
PAE Holding Corp., L+550, 1.0% Floor, 10/20/2022	(d)	Commercial Services	181	181	182
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/2022	(d) (e)	Pharmaceuticals	88	86	84
PetSmart, Inc., L+400, 1.0% Floor, 3/11/2022	(d) (e)	Retail	23	22	23
PG&E Opco, L+347.5, 4/27/2020	(d) (e)	Electric	3	3	4
Playtika Holding Corp., L+600, 1.0% Floor, 12/10/2024	(d)	Entertainment	65	64	66
Polar US Borrower, LLC, L+475, 10/15/2025	(d)	Chemicals	396	388	395
Quorum Health Corp., L+675, 1.0% Floor, 4/29/2022	(d) (e)	Healthcare-Services	53	52	53
Rent-A-Center, Inc., L+450, 8/5/2026	(d) (e)	Commercial Services	70	69	70
RP Crown Parent, LLC, L+275, 1.0% Floor, 10/12/2023	(d)	Software	141	140	142
Sage BorrowCo, LLC, L+475, 6/20/2026	(d)	Food	194	195	195
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/2021	(d) (e)	Oil & Gas	173	159	83
Sequa Mezzanine Holdings L.L.C., L+500, 1.0% Floor, 11/28/2021	(d)	Aerospace/Defense	602	598	605
SGS Cayman, L.P., L+537.5, 1.0% Floor, 4/23/2021	(d)	Commercial Services	82	80	82
SIRVA Worldwide, Inc., L+550, 8/4/2025	(d)	Transportation	417	401	414
Smart & Final Stores LLC, L+675, 6/20/2025	(d)	Food	695	635	674
Summer (BC) Lux Consolidator S.C.A., L+500, 12/4/2026	(d)	Professional & Business Services	55	51	54
Sutherland Global Services, Inc., L+537.5, 1.0% Floor, 4/23/2021	(d)	Computers	354	345	350
Syncsort, Inc., L+600, 1.0% Floor, 8/16/2024	(d)	Software	207	194	201
Terrier Media Buyer, Inc., L+425, 12/17/2026	(d)	Advertising	50	50	51
The Talbots, Inc., L+700, 1.0% Floor, 11/28/2022	(d)	Retail	214	209	211
Tibco Software, Inc., L+400, 6/30/2026	(d) (e)	Software	25	25	25
TopGolf International, Inc., L+550, 2/8/2026	(d) (e)	Leisure Time	104	103	105
UTEX Industries Inc., L+400, 1.0% Floor, 5/22/2021	(d) (e)	Miscellaneous Manufacturer	233	227	200
Verifone Systems, Inc., L+400, 8/20/2025	(d) (e)	Computers	35	33	34
W3 Topco LLC, L+600, 1.0% Floor, 8/16/2025	(d)	Internet	209	193	205
West Corp., L+400, 1.0% Floor, 10/10/2024	(d)	Telecommunications	228	196	195
WireCo WorldGroup, Inc., L+500, 1.0% Floor, 9/30/2023	(d)	Metal Fabricate/Hardware	48	48	46

See notes to unaudited consolidated schedule of investments.

2

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Yak Access, LLC, L+500, 7/11/2025	(d)	Engineering & Construction	$427	$396	$411
Total Senior Secured Loans—First Lien				12,995	12,780
Unfunded Loan Commitment				(5)	(5)
Net Senior Secured Loans—First Lien				12,990	12,775
Senior Secured Loans—Second Lien—3.2%
Access CIG, LLC, L+775, 2/27/2026	(d)	Computers	$179	$179	$179
Advantage Sales & Marketing, Inc., L+650, 1.0% Floor, 7/25/2022	(d)	Advertising	5	5	5
Comet Acquisition, Inc., L+750, 10/26/2026	(d)	Healthcare-Services	44	43	43
Electronics for Imaging, Inc., L+900, 7/23/2027	(d)	Computers	17	16	16
Emerald Performance Materials, LLC, L+775, 1.0% Floor, 8/1/2022	(d)	Chemicals	63	63	63
EXC Holdings III Corp., L+750, 1.0% Floor, 12/1/2025	(d)	Miscellaneous Manufacturer	395	389	387
Flexential Intermediate Corp., L+725, 1.0% Floor, 8/1/2025	(d)	Computers	134	130	77
Froneri International PLC, L+575, 1.0% Floor, 1/31/2028		Food and Beverage	6	6	6
Jo-Ann Stores, Inc., L+925, 1.0% Floor, 5/21/2024	(d) (e)	Retail	154	148	58
NEP/NCP Holdco, Inc., L+700, 10/19/2026	(d)	Media Entertainment	9	8	8
NeuStar, Inc., L+800, 1.0% Floor, 8/8/2025	(d) (e)	Computers	20	19	17
Sequa Mezzanine Holdings LLC, L+900, 1.0% Floor, 4/28/2022	(d)	Aerospace/Defense	203	201	205
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/2022	(d) (e)	Miscellaneous Manufacturer	170	169	95
Vectra Co., L+725, 3/8/2026	(d)	Miscellaneous Manufacturer	102	102	100
WireCo WorldGroup, Inc., L+900, 1.0% Floor, 9/30/2024	(d)	Metal Fabricate/Hardware	104	105	94
Total Senior Secured Loans—Second Lien				1,583	1,353
Senior Secured Bonds—13.2%
1011778 BC ULC / New Red Finance Inc., 5.0%, 10/15/2025	(e) (h) (i)	Retail	$31	$32	$32
AG Issuer LLC, 6.3%, 3/1/2028	(e)		84	84	84
Altice France SA, 8.1%, 2/1/2027	(e) (h) (i)	Telecommunications	235	239	263
Altice France SA, 5.5%, 1/15/2028	(e) (h)	Telecommunications	400	400	408
Ambac LSNI LLC, 6.9%, 2/12/2023 (3 mo. USD LIBOR + 5.0%)	(e) (h) (i) (j)	Insurance	32	33	33
APX Group, Inc., 8.8%, 12/1/2020	(k) (l)	Commercial Services	94	94	94
APX Group, Inc., 7.9%, 12/1/2022	(k)	Commercial Services	132	132	135
Avantor, Inc., 6.0%, 10/1/2024	(h) (i) (l)	Healthcare-Products	27	29	29
Bausch Health Companies, Inc., 6.5%, 3/15/2022	(e) (h) (i)	Pharmaceuticals	33	34	34
Bausch Health Companies, Inc., 7.0%, 3/15/2024	(e) (h) (i)	Pharmaceuticals	77	81	80
BCD Acquisition, Inc., 9.6%, 9/15/2023	(e) (h) (i)	Auto Manufacturers	80	83	83
Cornerstone Building Brands, Inc., 8.0%, 4/15/2026	(h) (k) (l)	Building Materials	212	204	223
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(e) (h) (i)	Oil & Gas Services	151	153	150
Dell International LLC/EMC Corp., 8.1%, 7/15/2036	(e) (h) (i)	Computers	38	47	52
Dell International LLC/EMC Corp., 4.9%, 10/1/2026	(e) (h) (i)	Computers	19	20	21
Denbury Resources, Inc., 9.3%, 3/31/2022	(e) (h) (i)	Oil & Gas	157	158	138
Denbury Resources, Inc., 7.8%, 2/15/2024	(e) (h) (i)	Oil & Gas	23	18	18

See notes to unaudited consolidated schedule of investments.

3

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2020

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/2024	(e) (h) (i)	Telecommunications	$200	$200	$199
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.5%, 5/1/2025	(h) (k) (l)	Textiles	436	433	349
Enterprise Development Authority, 12.0%, 7/15/2024	(h) (k) (l)	Entertainment	5	5	6
Frontier Communications Corp., 8.5%, 4/1/2026	(e) (h) (i)	Telecommunications	151	142	155
Frontier Communications Corp., 8.0%, 4/1/2027	(e) (h) (i)	Telecommunications	99	100	103
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(e) (h) (i)	Mining	150	152	153
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023	(k) (l)	Telecommunications	218	206	179
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(e) (h) (i)	Mining	91	93	96
L Brands, Inc., 6.9%, 11/1/2035	(e) (i)	Retail	64	56	64
L Brands, Inc., 6.8%, 7/1/2036	(e) (i)	Retail	64	55	64
LABL Escrow Issuer LLC, 6.8%, 7/15/2026	(h) (k)	Packaging & Containers	115	115	124
Northern Oil and Gas, Inc., 8.5%, 5/15/2023 (8.5% Cash + 1.0% PIK)	(e) (i)	Oil & Gas	85	87	88
Pacific Drilling SA, 8.4%, 10/1/2023	(e) (h) (i)	Oil & Gas	58	51	49
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/2028	(e) (h) (i)	Commercial Services	54	54	54
Punch Taverns Finance, 5.3%, 3/30/2024	(e)	Retail	£61	83	86
Quorum Health Corp., 11.6%, 4/15/2023	(e)	Healthcare-Services	$20	20	17
Refinitiv US Holdings, Inc., 6.3%, 5/15/2026	(e) (h) (i)	Commercial Services	127	137	137
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.8%, 12/1/2026	(h) (k) (l)	Healthcare-Services	188	187	210
Solocal Group, 8.0%, 3/15/2022 (3 mo. EURIBOR + 7.0%)	(e)	Internet	€181	204	189
SRS Distribution, Inc., 8.3%, 7/1/2026	(h) (k) (l)	Retail	$313	300	326
Summer (BC) Holdco B S.a r.l., 5.8%, 10/31/2026	(e)	Advertising	€100	110	116
Talen Energy Supply LLC, 6.6%, 1/15/2028	(e) (h) (i)	Electric	$74	73	74
Team Health Holdings, Inc., 6.4%, 2/1/2025	(h) (k) (l)	Commercial Services	182	160	107
Teekay Corp., 9.3%, 11/15/2022	(e) (h) (i)	Transportation	125	125	130
Tenet Healthcare Corp., 6.3%, 2/1/2027	(e) (h) (i)	Healthcare-Services	54	55	57
Tenet Healthcare Corp., 5.1%, 11/1/2027	(e) (h) (i)	Healthcare-Services	72	72	76
TPro Acquisition Corp., 11.0%, 10/15/2024	(h) (k)	Retail	88	83	91
Unique Pub Finance Co. Plc, 5.7%, 6/30/2027	(e)	Real Estate	£11	16	17
Urban One, Inc., 7.4%, 4/15/2022	(e) (h) (i)	Media Entertainment	$114	111	114
Vantage Drilling International, 9.3%, 11/15/2023	(e) (h) (i)	Oil & Gas	155	155	148
Warrior Met Coal, Inc., 8.0%, 11/1/2024	(e) (h) (i)	Coal	17	17	18
Wyndham Destinations, Inc., 4.6%, 3/1/2030	(e) (h) (i)	Lodging	40	40	41
Total Senior Secured Bonds				5,538	5,514
Unsecured Bonds—18.2%
AG Merger Sub II, Inc., 10.8%, 8/1/2027	(e) (h) (i)	Diversified Financial Services	$19	$20	$20
AHP Health Partners, Inc., 9.8%, 7/15/2026	(e) (h) (i)	Healthcare-Services	90	95	98
Ally Financial, Inc., 4.3%, 4/15/2021	(e) (i)	Diversified Financial Services	40	41	41
Altice Luxembourg SA, 8.0%, 5/15/2027	(e)	Media Entertainment	€200	224	251
APX Group, Inc., 7.6%, 9/1/2023	(k) (l)	Commercial Services	$105	100	103
ArcelorMittal SA, 7.0%, 10/15/2039	(e) (i)	Iron/Steel	40	48	51
Aruba Investments, Inc., 8.8%, 2/15/2023	(e) (h) (i)	Chemicals	152	153	153
Avantor, Inc., 9.0%, 10/1/2025	(e) (h) (i)	Healthcare-Products	74	81	82
Ball Corp., 5.0%, 3/15/2022	(e) (i)	Packaging & Containers	13	14	14
Ball Corp., 4.0%, 11/15/2023	(e) (i)	Packaging & Containers	4	4	4
Bausch Health Americas, Inc., 8.5%, 1/31/2027	(e) (h) (i)	Pharmaceuticals	11	12	13

See notes to unaudited consolidated schedule of investments.

4

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Bausch Health Companies, Inc., 7.0%, 1/15/2028	(e) (h) (i)	Pharmaceuticals	$109	$114	$118
Bausch Health Companies, Inc., 5.0%, 1/30/2028	(e) (h) (i)	Pharmaceuticals	25	25	25
Bausch Health Companies, Inc., 7.3%, 5/30/2029	(e) (h) (i)	Pharmaceuticals	44	49	49
Bausch Health Companies, Inc., 5.3%, 1/30/2030	(e) (h) (i)	Pharmaceuticals	43	43	44
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/2029	(e) (h) (i)	Media Entertainment	148	156	159
Central Garden & Pet Co., 5.1%, 2/1/2028	(e) (i)	Household Products/Wares	42	41	44
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	(h) (k) (l)	Leisure Time	310	301	283
Coty, Inc., 6.5%, 4/15/2026	(e) (h) (i)	Cosmetics/Personal Care	38	39	40
DCP Midstream Operating LP, 5.1%, 5/15/2029	(e) (i)	Pipelines	33	35	35
Diamond Resorts International, Inc., 10.8%, 9/1/2024	(h) (k) (l)	Lodging	71	71	74
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/2028	(e) (h) (i)	Oil & Gas	28	29	29
Endeavor Energy Resources LP/EER Finance, Inc., 5.5%, 1/30/2026	(e) (h) (i)	Oil & Gas	77	79	79
Forestar Group, Inc., 8.0%, 4/15/2024	(e) (h) (i)	Home Builders	29	29	32
Freeport-McMoRan, Inc., 3.6%, 3/1/2022	(e) (i)	Mining	59	60	60
Freeport-McMoRan, Inc., 5.5%, 3/15/2043	(e) (i)	Mining	35	32	36
Frontier Communications Corp., 10.5%, 9/15/2022	(e) (i)	Telecommunications	278	161	127
Frontier North, Inc., 6.7%, 2/15/2028	(e) (i)	Telecommunications	550	506	520
Genesis Energy LP / Genesis Energy Finance Corp., 6.3%, 5/15/2026	(e) (i)	Pipelines	31	30	30
Genesis Energy LP / Genesis Energy Finance Corp., 7.8%, 2/1/2028	(e) (i)	Pipelines	63	63	64
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings, 10.0%, 11/30/2024	(h) (k) (l)	Software	454	489	490
Genworth Holdings, Inc., 7.2%, 2/15/2021	(e) (i)	Insurance	9	9	9
Genworth Holdings, Inc., 7.6%, 9/24/2021	(e) (i)	Insurance	25	26	26
Genworth Holdings, Inc., 4.9%, 8/15/2023	(e)	Insurance	17	16	17
HCA Healthcare, Inc., 6.3%, 2/15/2021	(e) (i)	Healthcare-Services	56	58	58
HCA, Inc., 7.5%, 2/15/2022	(e) (i)	Healthcare-Services	39	42	43
Hexion, Inc., 7.9%, 7/15/2027	(e) (h) (i)	Chemicals	148	141	153
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(e) (h) (i)	Pharmaceuticals	50	51	52
Liberty Interactive LLC, 4.0%, 11/15/2029	(e) (i)	Media Entertainment	252	179	179
Marriott Ownership Resorts, Inc., 4.8%, 1/15/2028	(e) (h) (i)	Lodging	54	55	55
MEG Energy Corp., 7.1%, 2/1/2027	(e) (h)	Oil & Gas	42	42	42
Methanex Corp., 5.3%, 12/15/2029	(e) (i)	Chemicals	185	185	195
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/2027	(e) (i)	Real Estate Investment Trusts	54	60	60
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.5%, 1/15/2028	(e) (i)	Real Estate Investment Trusts	8	8	8
MGM Resorts International, 7.8%, 3/15/2022	(e) (i)	Lodging	36	39	40
Michaels Stores, Inc., 8.0%, 7/15/2027	(e) (h) (i)	Retail	61	59	55
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/2025	(e) (h) (i)	Coal	182	179	165
Navient Corp., 5.6%, 8/1/2033	(e) (i)	Diversified Financial Services	138	113	126
Netflix, Inc., 4.6%, 5/15/2029	(e)	Internet	€100	120	124
Netflix, Inc., 3.9%, 11/15/2029	(e)	Internet	100	112	117
Nexstar Broadcasting, Inc., 5.6%, 7/15/2027	(e) (h)	Media Entertainment	$28	30	30
Nine Energy Service, Inc., 8.8%, 11/1/2023	(e) (h) (i)	Oil & Gas Services	49	49	42
NOVA Chemicals Corp., 5.3%, 6/1/2027	(e) (h) (i)	Chemicals	169	168	172

See notes to unaudited consolidated schedule of investments.

5

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Pacific Gas & Electric Co., 3.3%, 3/15/2027	(e) (i) (m) (n)	Electric	$74	$77	$77
Pacific Gas & Electric Co., 6.1%, 3/1/2034	(e) (i) (m) (n)	Electric	41	47	47
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(e) (h) (i)	Oil & Gas	127	121	135
PDC Energy, Inc., 5.8%, 5/15/2026	(e) (i)	Oil & Gas	15	14	15
Post Holdings, Inc., 5.5%, 12/15/2029	(e) (h) (i)	Food	70	74	74
PTC, Inc., 4.0%, 2/15/2028	(e)	Software	16	16	16
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(e) (i)	Municipal	5	4	5
Puerto Rico Electric Power Authority, 0.0%, 7/1/2018	(e) (i) (m) (n) (o)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 0.0%, 7/1/2020	(e) (i) (m) (n) (o)	Municipal	15	11	11
Puerto Rico Electric Power Authority, 10.0%, 1/1/2021	(e) (m) (n)	Municipal	8	8	8
Puerto Rico Electric Power Authority, 5.5%, 7/1/2021	(e) (i) (m) (n)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 10.0%, 7/1/2021	(e) (m) (n)	Municipal	8	8	8
Puerto Rico Electric Power Authority, 10.0%, 1/1/2022	(e) (m) (n)	Municipal	2	2	2
Puerto Rico Electric Power Authority, 10.0%, 7/1/2022	(e) (m) (n)	Municipal	2	2	2
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(e) (m) (n)	Municipal	145	91	117
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(e) (m) (n)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2028	(e) (i) (m) (n)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(e) (m) (n)	Municipal	130	81	105
Puerto Rico Electric Power Authority, 2.0%, 7/1/2031 (3 mo. USD LIBOR + 0.7%)	(e) (j) (m) (n)	Municipal	15	11	11
Puerto Rico Electric Power Authority, 6.8%, 7/1/2036	(e) (i) (m) (n)	Municipal	15	12	12
Puerto Rico Electric Power Authority, 5.3%, 7/1/2040	(e) (m) (n)	Municipal	5	4	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(e) (i) (o)	Municipal	481	92	102
Quicken Loans, Inc., 5.3%, 1/15/2028	(e) (h) (i)	Diversified Financial Services	84	84	87
Radiology Partners, Inc., 9.3%, 2/1/2028	(e) (h) (i)	Healthcare-Services	21	21	22
SES SA, 5.3%, 4/4/2043	(e) (h) (i)	Telecommunications	17	15	18
SESI LLC, 7.1%, 12/15/2021	(e) (i)	Oil & Gas Services	146	127	130
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(e) (h) (i)	Oil & Gas	162	144	151
Sirius XM Radio, Inc., 5.0%, 8/1/2027	(e) (h) (i)	Media Entertainment	58	61	61
Sirius XM Radio, Inc., 5.5%, 7/1/2029	(e) (h) (i)	Media Entertainment	24	26	26
Southern California Edison Co., 6.3% 2/1/2022 (fixed, converts to FRN on 2/1/2022)	(e) (i) (p)	Electric	40	40	41
SRC Energy, Inc., 6.3%, 12/1/2025	(e) (i)	Oil & Gas	143	139	144
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0%, 10/1/2026	(h) (k) (l)	Chemicals	199	193	207
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(e) (h) (i)	Coal	67	67	65
Teck Resources Ltd., 6.3%, 7/15/2041	(e) (k)	Mining	25	28	29
Terrier Media Buyer, Inc., 8.9%, 12/15/2027	(e) (h) (i)	Advertising	67	67	69
TransDigm, Inc., 5.5%, 11/15/2027	(e) (h) (i)	Aerospace/Defense	65	65	66
Uber Technologies, Inc., 7.5%, 9/15/2027	(e) (h) (i)	Internet	6	6	6
Valaris Plc, 7.8%, 2/1/2026	(e)	Oil & Gas	29	28	15
VeriSign, Inc., 4.6%, 5/1/2023	(e) (i)	Internet	41	42	42
Verscend Escrow Corp., 9.8%, 8/15/2026	(e) (h) (i)	Commercial Services	37	38	40
Vertiv Group Corp., 9.3%, 10/15/2024	(h) (k) (l)	Machinery-Construction & Mining	450	458	483
Vistra Operations Co. LLC, 5.6%, 2/15/2027	(e) (h) (i)	Electric	29	30	30
Vistra Operations Co. LLC, 5.0%, 7/31/2027	(e) (h) (i)	Electric	70	73	72

See notes to unaudited consolidated schedule of investments.

6

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.3%, 5/15/2027	(e) (h) (i)	Lodging	$81	$85	$84
Total Unsecured Bonds				7,411	7,590
Collateralized Loan Obligation (CLO) / Structured Credit—14.7%
Accunia European CLO I B.V., 2.7%, 7/15/2030 (3 mo. EURIBOR + 2.7%)	(e) (j)	EUR CLO	€250	$284	$278
Accunia European CLO III DAC, 3.1%, 1/20/2031 (3 mo. EURIBOR + 3.1%)	(e) (j)	EUR CLO	100	108	111
Ares XXXVII CLO Ltd., 4.5%, 10/15/2030 (3 mo. USD LIBOR + 2.7%)	(e) (h) (j)	USD CLO	$250	247	244
Ares XXXVR CLO Ltd., 4.8%, 7/15/2030 (3 mo. USD LIBOR + 3.0%)	(e) (h) (j)	USD CLO	250	250	250
Babson CLO Ltd. 2018-4 AAD, 4.7%, 10/15/2030 (3 mo. USD LIBOR + 2.9%)	(e) (h) (j)	USD CLO	250	250	248
Bain Capital Credit CLO 2016-2 Ltd., 5.9%, 1/15/2029 (3 mo. USD LIBOR + 4.1%)	(e) (h) (j)	USD CLO	250	245	251
Black Diamond CLO 2014-1 Ltd., 7.1%, 10/17/2026 (3 mo. USD LIBOR + 5.3%)	(e) (i) (j)	USD CLO	250	249	244
BlackRock European CLO VII DAC, 2.3%, 10/15/2031 (3 mo. EURIBOR + 2.3%)	(e) (j)	EUR CLO	€250	285	278
BlueMountain CLO 2015-4 Ltd., 4.8%, 4/20/2030 (3 mo. USD LIBOR + 3.0%)	(e) (h) (i) (j)	USD CLO	$250	242	244
Carlyle Global Market Strategies Euro CLO 2017-1 Ltd., 3.3%, 7/15/2030	(e) (q)	EUR CLO	€100	111	111
CFIP CLO 2014-1 Ltd., 5.9%, 7/13/2029 (3 mo. USD LIBOR + 4.1%)	(e) (h) (j)	USD CLO	$250	245	250
CVP Cascade CLO-2 Ltd., 5.6%, 7/18/2026 (3 mo. USD LIBOR + 3.8%)	(e) (h) (j)	USD CLO	250	250	250
Dryden 36 Senior Loan Fund, 5.5%, 4/15/2029 (3 mo. USD LIBOR + 3.7%)	(e) (h) (i) (j)	USD CLO	250	250	251
Erna Srl, 2.3%, 7/25/2031 (3 mo. EURIBOR + 2.3%)	(e) (j)	EUR CLO	€193	216	217
Galaxy XXIII CLO Ltd., 8.0%, 4/24/2029 (3 mo. USD LIBOR + 6.2%)	(e) (h) (j)	USD CLO	$250	249	249
Harvest CLO XX DAC, 3.4%, 10/20/2031 (3 mo. EURIBOR + 3.4%)	(e) (j)	EUR CLO	€100	115	112
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030 (3 mo. EURIBOR + 3.1%)	(e) (j)	EUR CLO	100	114	112
Jubilee CLO 2018-21 ACI, 2.5%, 1/15/2032 (3 mo. EURIBOR + 2.5%)	(e) (j)	EUR CLO	250	285	278
Madison Park Euro Funding IX DAC, 3.1%, 7/15/2030 (3 mo. EURIBOR + 3.1%)	(e) (j)	EUR CLO	100	111	111
Man GLG US CLO 2018-2 Ltd., 5.3%, 10/15/2028 (3 mo. USD LIBOR + 3.5%)	(e) (h) (j)	USD CLO	$250	249	250
Marlay Park CLO DAC, 1.6%, 10/15/2030 (3 mo. EURIBOR + 1.6%)	(e) (j)	EUR CLO	€100	109	109
OZLM VI Ltd., 5.0%, 4/17/2031 (3 mo. USD LIBOR + 3.1%)	(e) (h) (j)	USD CLO	$250	248	248
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 2.3%, 3/22/2038 (3 mo. USD LIBOR + 0.4%)	(e) (h) (j)	USD CDO	205	167	153
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 2.3%, 9/22/2037 (3 mo. USD LIBOR + 0.4%)	(e) (h) (j)	USD CDO	93	74	68
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031 (3 mo. EURIBOR + 2.5%)	(e) (j)	EUR CLO	€250	284	278

See notes to unaudited consolidated schedule of investments.

7

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Sudbury Mill CLO Ltd., 5.3%, 1/17/2026 (3 mo. USD LIBOR + 3.5%)	(e) (h) (j)	USD CLO	$250	$249	$249
Tikehau CLO IV B.V., 3.3%, 10/15/2031 (3 mo. EURIBOR + 3.3%)	(e) (j)	EUR CLO	€100	116	111
Trimaran Cavu 2019-1 Ltd., 6.1%, 7/20/2032 (3 mo. USD LIBOR + 4.2%)	(e) (h) (i) (j)	USD CLO	$250	250	248
Trinitas CLO VII Ltd., 5.3%, 1/25/2031 (3 mo. USD LIBOR + 3.5%)	(e) (h) (j)	USD CLO	250	229	248
Tymon Park CLO DAC, 6.8%, 1/21/2029 (3 mo. EURIBOR + 6.8%)	(e) (j)	EUR CLO	€100	113	105
Total Collateralized Loan Obligation / Structured Credit				6,194	6,156
Emerging Markets Debt—0.3%
Mexican Bonos, 8.5%, 11/18/2038	(e)	Sovereign	$560	$33	$34
Petroleos Mexicanos, 4.9%, 1/24/2022	(e)	Oil & Gas	70	73	74
Total Emerging Markets Debt				106	108

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Equity—0.2%
Hexion Holdings Corp., Class B	(e) (n)	Chemicals	2,691	$35	$35
Hexion Holdings Corp., Warrants	(e) (n)	Chemicals	2,976	42	40
Total Common Equity				77	75

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Amortized Cost	Fair Value(c)
Convertible Preferred Stocks—0.1%
Northern Oil and Gas, Inc., 6.5%	(h)	Oil & Gas	234	$23	$23
Total Convertible Preferred Stocks				23	23

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—3.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(r)	1.52%	1,347,760	1,348	1,348
Total Short-Term Investments				1,348	1,348
TOTAL INVESTMENTS—120.4%				$49,973	$50,272
LIABILITIES IN EXCESS OF OTHER ASSETS—(20.4)%(s)					(8,502)
NET ASSETS—100.0%					$41,770
Shares outstanding at period end (Class A)					848,659
Net asset value per common share at period end (Class A)					$12.94
Shares outstanding at period end (Class I)					2,372,534
Net asset value per common share at period end (Class I)					$12.95
Shares outstanding at period end (Class L)					1,600
Net asset value per common share at period end (Class L)					$12.94
Shares outstanding at period end (Class M)					1,600
Net asset value per common share at period end (Class M)					$12.94
Shares outstanding at period end (Class T)					1,600
Net asset value per common share at period end (Class T)					$12.94

8

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Investments Sold Short—0.0%

Portfolio Company(a)	Footnotes	Industry	Principal Amount (b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—0.0%
U.S. Treasury Bond, 2.3%, 8/15/2049	(e) (g) (n)	Sovereign	$(9)	$(9)	$(10)

Total Investments Sold Short				$(9)	$(10)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	06/17/2020	USD	15	EUR	13	$—	$—
JPMorgan Chase Bank, N.A.	02/28/2020	EUR	550	MXN	26	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	EUR	206	USD	231	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	17	EUR	15	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	118	EUR	106	—	1
JPMorgan Chase Bank, N.A.	06/17/2020	USD	95	EUR	85	—	—
JPMorgan Chase Bank, N.A.	06/17/2020	USD	31	EUR	28	—	—
JPMorgan Chase Bank, N.A.	02/28/2020	MXN	135	EUR	6	—	—
State Street Bank and Trust Company	06/17/2020	EUR	245	USD	277	—	3
State Street Bank and Trust Company	06/17/2020	USD	54	EUR	48	—	—
State Street Bank and Trust Company	06/17/2020	USD	218	EUR	194	1	—
State Street Bank and Trust Company	06/17/2020	USD	112	EUR	100	—	—
State Street Bank and Trust Company	06/17/2020	USD	103	EUR	92	—	—
State Street Bank and Trust Company	06/17/2020	USD	113	GBP	86	—	—
Total Forward Foreign Currency Exchange Contracts						$1	$4

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	6	Short	03/20/2020	$777	$—	$12
U.S. 2-Year Treasury Note	1	Long	03/31/2020	$215	1	—
Total Interest Rate Futures Contracts					$1	$12

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 900	USD1,024	12/3/2023	Quarterly	$31	$31	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR 1,094	USD1,231	3/29/2021	Quarterly	21	21	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 518	USD583	7/12/2021	Quarterly	10	10	—
Total Cross-Currency Swaps							$62	$62	$—

See notes to unaudited consolidated schedule of investments.

9

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co. LLC 2.06%		3 Month LIBOR	USD 5	6/24/2050	Semi-Annually	$(1)	$—	$1
Goldman Sachs & Co. LLC 1.88%		3 Month LIBOR	USD 12	6/20/2030	Semi-Annually	—	—	—
Morgan Stanley & Co. LLC 1.97%		3 Month LIBOR	USD 7	7/10/2050	Semi-Annually	(1)	—	1
Goldman Sachs & Co. LLC 1.63%		3 Month LIBOR	USD 92	7/2/2022	Semi-Annually	1	1	—
Total Interest Rate Swaps						$(1)	$1	$2

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2020, the one-month, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 1.66%, 1.75% and 1.75%, respectively, and the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.39)%.
(e)	Security held in Fund’s wholly-owned subsidiary, FS Multi Alternative Credit LLC.
(f)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.
(g)	Position or portion thereof unsettled as of January 31, 2020.
(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,355, which represents approximately 29.6% of net assets as of January 31, 2020.
(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2020, there were no securities rehypothecated by BNP.
(j)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(k)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the revolving credit facility with Société Générale.
(l)	Security held in Fund’s wholly-owned subsidiary, FS Multi Private Credit LLC.
(m)	Security is in default.
(n)	Security is non-income producing.
(o)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(p)	The security has a perpetual maturity; the date displayed is the next call date.
(q)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(r)	Rate represents the seven-day yield as of January 31, 2020.
(s)	Includes the effect of forward foreign currency exchange contracts, futures contracts, swap contracts and investments sold short.

See notes to unaudited consolidated schedule of investments.

10

FS Multi-Alternative Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands, except share and per share amounts)

CDO	- Collateralized Debt Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
FRN	- Floating Rate Note
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
PIK	- Payment In Kind
USD	- U.S. Dollar

See notes to unaudited consolidated schedule of investments.

11

FS Multi-Alternative Income Fund
Notes to Unaudited Consolidated Schedule of Investments
As of January 31, 2020
(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2019.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Real Estate Funds	$14,703	$15,330	31%
Senior Secured Loans—First Lien	12,990	12,775	25%
Senior Secured Loans—Second Lien	1,583	1,353	3%
Senior Secured Bonds	5,538	5,514	11%
Unsecured Bonds	7,411	7,590	15%
Collateralized Loan Obligation (CLO) / Structured Credit	6,194	6,156	12%
Emerging Markets Debt	106	108	0%
Common Equity	77	75	0%
Convertible Preferred Stocks	23	23	0%
Short-Term Investments	1,348	1,348	3%
Total	$49,973	$50,272	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if they owned 5% or more of its voting securities.

As of January 31, 2020, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2020, the Fund held an investment with an unfunded commitment. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund unfunded commitments.

12

FS Multi-Alternative Income Fund
Notes to Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
Real Estate	$15,381	31%
USD CLO	3,724	7%
Retail	2,217	4%
EUR CLO	2,211	4%
Telecommunications	2,167	4%
Commercial Services	1,610	3%
Software	1,546	3%
Oil & Gas	1,486	3%
Chemicals	1,413	3%
Healthcare-Services	1,314	3%
Computers	1,183	2%
Food	1,144	2%
Pipelines	1,057	2%
Aerospace/Defense	876	2%
Media Entertainment	862	2%
Miscellaneous Manufacturer	782	2%
Machinery-Construction & Mining	772	2%
Other	9,179	18%
Short-Term Investments	1,348	3%
Total	$50,272	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$12,775	$—	$12,775
Senior Secured Loans—Second Lien	—	1,353	—	1,353
Senior Secured Bonds	—	5,514	—	5,514
Unsecured Bonds	—	7,590	—	7,590
CLO/Structured Credit	—	6,156	—	6,156
Emerging Markets Debt	—	108	—	108
Common Equity	75	—	—	75
Convertible Preferred Stocks	23	—		23
Short-Term Investments	—	1,348	—	1,348
Subtotal	98	34,844	—	34,942
Real Estate Funds	—	—	—	15,330
Total Investments	98	34,844	—	50,272
Forward Foreign Currency Exchange Contracts	—	1	—	1
Future Contracts	1	—	—	1
Interest Rate Swaps	—	1	—	1
Cross-Currency Swaps	—	62	—	62
Total Assets	$99	$34,908	$—	$50,337

13

FS Multi-Alternative Income Fund
Notes to Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2020
(in thousands)

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(4)	$—	$(4)
Future Contracts	(12)	—	—	(12)
Interest Rate Swaps	—	(2)	—	(2)
U.S Treasury Sold Short	—	(10)	—	(10)
Total Liabilities	$(12)	$(16)	$—	$(28)

In accordance with ASC 820, private real estate funds are measured at estimated net asset value as a practical expedient and not included in the fair value hierarchy.

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